Acquisition of Box Voyager and Box Trader	12 Months Ended
Dec. 31, 2011
Acquisition Of Box Voyager And Box Trader
Acquisition of Box Voyager and Box Trader

16. Acquisition of Box Voyager and Box Trader

On April 29, 2011, Ardelia and Eridanus sold the Box Voyager and Box Trader, respectively, to the Company. Ardelia and Eridanus are entities that are controlled by Paragon Shipping Inc. and were formerly under common control with the Company until April 18, 2011. The acquisitions of the vessels from Ardelia and Eridanus have been treated as an acquisition of a business and were initially recorded at fair value.

The Box Voyager and the Box Trader were acquired with attached time charters. The attached time charters for each vessel were evaluated by the Company based on market time charter rates on the acquisition date from independent brokers and were found to be at market values and hence none of the purchase consideration was allocated to the attached time charters. The purchase price of the acquisition has been allocated in its entirety to the vessels acquired which was determined to be their fair value at date of delivery.

Consideration for each of the Box Voyager and Box Trader amounted to $34,617,200 in cash and 1,133,300 shares of the Company’s common stock for each vessel. The fair value of the common stock was determined to be $11.375 per share based on the average price of the highest and lowest market price on the date the vessels were acquired and delivery accepted. The following table summarizes the consideration paid for the Box Voyager and the Box Trader and the fair value of the assets acquired.

Cash	$69,234,400
Equity instruments (2,266,600 shares of the Company)	25,782,575
Fair value of total consideration	$95,016,975

Fair value of identifiable assets acquired:
Vessels	$95,016,975

The net revenue and net income of Box Voyager and Box Trader since their acquisition date are included in the consolidated statement of operations for the year ended December 31, 2011 and amount to $9,660,325 and $3,564,862 respectively.

The following unaudited pro forma information summarizes total net revenues and net income of the Company, had the acquisition of Box Voyager and the Box Trader occurred on July 30, 2010 and August 16, 2010, being the dates the vessels were delivered from the shipyard to Ardelia and Eridanus, respectively:

	For the period from May 19, 2010 to December 31, 2010	2011
Net revenues	$5,431,570	$42,579,598
Net income	$222,168	$14,029,758

The combined results in the table above have been prepared for comparative purposes only and include acquisition related adjustments for depreciation, interest charges and executive services fees. The combined results do not purport to be indicative of the results of operations which would have resulted had the acquisition been effected at the beginning of the applicable period noted above, or the future results of operations of the combined entity.